Marketable Securities - Summary of Amortized Cost Gross Unrealized Holding Gains or Losses, and Fair Value of Marketable Securities - Graphite Bio, Inc. (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Available For Sale Securities [Line Items]
Gross Unrealized Gains	$ 11
Unrealized Losses	(3)
Total marketable securities measured at fair value	30,654
Graphite Bio, Inc.
Schedule Of Available For Sale Securities [Line Items]
Debt Securities, Available-for-Sale, Amortized Cost		$ 236,869
Gross Unrealized Gains		28
Unrealized Losses		(1,076)
Total marketable securities measured at fair value		235,821
U.S. treasury securities
Schedule Of Available For Sale Securities [Line Items]
Gross Unrealized Gains	1
Unrealized Losses	0
Total marketable securities measured at fair value	1,978
U.S. treasury securities | Graphite Bio, Inc.
Schedule Of Available For Sale Securities [Line Items]
Debt Securities, Available-for-Sale, Amortized Cost		65,807
Gross Unrealized Gains		0
Unrealized Losses		(416)
Total marketable securities measured at fair value		65,391
Commercial paper
Schedule Of Available For Sale Securities [Line Items]
Gross Unrealized Gains	9
Unrealized Losses	0
Total marketable securities measured at fair value	$ 18,751
Commercial paper | Graphite Bio, Inc.
Schedule Of Available For Sale Securities [Line Items]
Debt Securities, Available-for-Sale, Amortized Cost		115,381
Gross Unrealized Gains		13
Unrealized Losses		(333)
Total marketable securities measured at fair value		115,061
Asset Backed Securities | Graphite Bio, Inc.
Schedule Of Available For Sale Securities [Line Items]
Debt Securities, Available-for-Sale, Amortized Cost		1,914
Gross Unrealized Gains		0
Unrealized Losses		0
Total marketable securities measured at fair value		1,914
U.S. agency securities | Graphite Bio, Inc.
Schedule Of Available For Sale Securities [Line Items]
Debt Securities, Available-for-Sale, Amortized Cost		53,767
Gross Unrealized Gains		15
Unrealized Losses		(327)
Total marketable securities measured at fair value		$ 53,455